EMPLOYEE RETIREMENT PLAN (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employer contributions	$ 0.8	$ 0.8	$ 0.8